Income taxes	12 Months Ended
Mar. 26, 2016
Income Tax Disclosure [Abstract]
Income taxes
10.	Income taxes:

(a)	The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of March 26, 2016, the Company had no accrued interest or penalties related to uncertain tax positions due to available tax loss carry forwards. The tax years 2011 through 2016 remain open to examination by the major taxing jurisdictions to which the Company is subject.

The Company evaluates its deferred tax assets to determine if any adjustments to its valuation allowances are required. As part of this analysis, the Company could not reach the required conclusion that it would be able to more likely than not realize the value of both its U.S. and Canadian net deferred tax assets in the future. As a result, the Company has a non-cash valuation allowance of $57.3 million against the full value of the Company’s net deferred tax assets.

The significant items comprising the Company’s net deferred tax assets at March 26, 2016 and March 28, 2015 are as follows:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015
	(In thousands)

Deferred tax assets:

Loss and tax credit carry forwards	$39,710	$42,619
Difference between book and tax basis of property and equipment	2,731	2,513

Interest expense limitations carry forward	10,697	9,069

Inventory allowances	417	529

Other reserves not currently deductible	807	850

Capital lease obligation	2,431	2,696

Expenses not currently deductible	667	378

Other	(175)	144

Net deferred tax asset before valuation allowance	57,285	58,798

Valuation allowance	(57,285)	(58,798)

Net deferred tax asset	$—	$—

The following table reconciles the unrecognized tax benefits at March 26, 2016 and March 28, 2015:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015
	(In thousands)

Unrecognized tax benefits at the beginning of the year	$—	$—

Gross increase – tax position in current period	—	89

Applied against certain element of deferred tax assets	—	(89)

Unrecognized tax benefits at the end of the year	$—	$—

All unrecognized tax benefits would affect the effective tax rate if recognized.

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
	(In thousands)

Income tax expense (benefit):

Current	$50	$77	$183

Deferred	1,591	(2,636)	(1,525)

Valuation allowance	(1,591)	2,559	1,360

Income tax expense	$50	—	$18

The Company’s current tax payable at March 26, 2016 was $35,000, nil for March 28, 2015, and $18,000 for March 29, 2014.

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
Canadian statutory rate	26.6%	26.4%	26.4%

Rate differential for U.S. operations	6.5%	5.1%	2.0%

Adjustment to valuation allowance	3.2%	(30.7)%	(26.8)%

Utilization of unrecognized losses and other tax attributes	(32.2)%	0.0%	0.0%

Permanent differences and other	(3.2)%	(0.8)%	(2.1)%

Total	0.9%	(0.0)%	(0.5)%

(b)	At March 26, 2016, the Company had federal non-capital losses of CAD$21.2 million ($16.0 million in U.S. dollars) available to reduce future Canadian federal taxable income and investment tax credits (“ITC’s”) in Canada of CAD$260,000 ($196,000 in U.S. dollars) available to reduce future Canadian federal income taxes payable which will expire between 2022 and 2035.

(c)	As of March 26, 2016, Mayors and another of the Company’s US subsidiary have federal and state net operating loss carry forwards in the U.S. of approximately $100.6 million and $91.1 million, respectively. Due to Section 382 limitations from the change in ownership for the year ended March 29, 2003, the utilization of approximately $35.3 million of the pre-acquisition net operating loss carry forwards is limited to approximately $953,000 on an annual basis through 2022. The federal net operating loss carry forwards expire beginning in fiscal 2020 through fiscal 2034 and the state net operating loss carry forwards expire beginning in fiscal 2018 through fiscal 2034. Mayors also has an alternative minimum tax credit carry forward of approximately $1.2 million to offset future federal income taxes.